ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Details Textual) R in Millions				12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 01, 2020 USD ($)	Feb. 14, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 18, 2018 USD ($)
Statement1 [Line Items]
Property, plant and equipment recognised as of acquisition date	$ 243,883,000			$ 243,883,000
Cash and cash equivalents recognised as of acquisition date	15,774,000			15,774,000
Consideration transferred, acquisition-date fair value	(44,087,000)			(44,087,000)				$ 320,683,000
Identifiable assets acquired (liabilities assumed)	135,105,000			135,105,000
Cash flows used in obtaining control over subsdiaries				$ 28,313,000	$ 0	$ 0
IVS Bulk Pte Ltd [Member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture		66.75%	33.50%	33.50%	33.50%
Property, plant and equipment recognised as of acquisition date	243,596,000			$ 243,596,000
Cash and cash equivalents recognised as of acquisition date	15,774,000			15,774,000
Consideration transferred, acquisition-date fair value	$ 44,100,000			44,100,000
Proportion of ownership interest in subsdiary	68.86%	68.86%	66.75%
Identifiable assets acquired (liabilities assumed)	$ 134,818,000			134,818,000
Book value of the net assets acquired	$ 147,683,000			$ 147,683,000
Proportion of ownership interest and voting rights in joint venture			33.25%		33.50%
Cash flows used in obtaining control over subsdiaries		$ 4,000,000
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest and voting rights in joint venture				100.00%	65.00%
Ocean Africa Container Lines [Member]
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value						20,985,000	R 260
Unicorn Bunker Services [Member]
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value						$ 15,496,000	R 192